Events After the Reporting Period - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	Jul. 31, 2026	Aug. 13, 2026	Jun. 30, 2026	Jun. 08, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares			21,547,775,000		20,809,855,000
Number Of American Depositary Shares Listed			4,307,855
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares				20,809,854,947
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of American Depositary Shares Listed		4,583,567
Major ordinary share transactions [member] | ATM Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of sale or issue of american depositary shares	275,712
Major ordinary share transactions [member] | ATM Program [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	1,378,560,000
Proceeds from issue of ordinary shares	£ 0.3